Basis of Presentation and Summary of Significant Accounting Policies - Concentration Risk (Details)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue Benchmark | Customer Concentration Risk | Largest Licensee
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	17.00%